Other Operating Expenses - Auditor"s Remuneration - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Operating Expenses [Line Items]
Auditor's remuneration (note 6(i))	£ 27.1	£ 28.3	£ 25.3
KPMG LLP Firms and Associates
Other Operating Expenses [Line Items]
Auditor's remuneration (note 6(i))	26.9	28.1	25.2
KPMG LLP Firms and Associates | SEC Regulations
Other Operating Expenses [Line Items]
Auditor's remuneration (note 6(i))	26.9	28.1	25.1
Remuneration of auditor, other audit-related fees	0.4	0.5	0.4
Remuneration of auditor, tax fees	0.0	0.0	0.0
Remuneration of auditor, all other fees	0.3	0.1	0.1
Accounting firms | SEC Regulations
Other Operating Expenses [Line Items]
Remuneration of auditor, audit fees	£ 26.2	£ 27.5	£ 24.7